Andrew L. Zutz 202.346.4116 azutz@goodwinlaw.com	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001 T: 202.346.4000 F: 202.346.4444 goodwinlaw.com

May 16, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	State Street Variable Insurance Series Funds, Inc.
Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A
File Nos. 002-91369, 811-04041

Ladies and Gentlemen:

We understand that State Street Variable Insurance Series Funds, Inc. (the “Registrant”) has enclosed herewith for filing electronically with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 66 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant (the “Registration Statement”).

The Registration Statement is being filed solely on behalf of the State Street Total Return V.I.S. Fund, a series of the Registrant (the “Fund”), to make changes to the Fund’s principal investment strategies and to make certain non-material changes to the Registration Statement with respect to the Fund as deemed appropriate by the Registrant. A supplement to the Fund’s prospectus, filed pursuant to Rule 497 under the Securities Act on May 1, 2018 (Accession No. 0001193125-18-145165), provided shareholders with over 60 days’ notice of these changes.

Except for the changes described above, the Amendment is substantially identical in all material respects to the Registrant’s most recent Post-Effective Amendment filing for the Fund, which was filed pursuant to Rule 485(b) under the Securities Act on April 27, 2018 (Accession No. 0001193125-18-137638). The Registration Statement is not being filed with respect to any other series of the Registrant and, therefore, the information in the Registration Statement relating to any other series is not being amended or superseded by the Amendment.

Should you have any questions, please contact me at (202) 346-4116.

Sincerely,

/s/ Andrew L. Zutz
Andrew L. Zutz